Leases - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Lessee Lease Description [Line Items]
Operating leases, weighted average remaining lease term	8 years		8 years		8 years 3 months 18 days
Operating leases, weighted average discount rate	8.00%		8.00%		8.00%
Operating lease costs	$ 165,000	$ 130,000	$ 330,000	$ 260,000	$ 646,000
Sublease income and variable lease cost payments	$ 21,000	$ 18,000	$ 50,000	$ 37,000	$ 81,000
Operating leases, total rent expense						$ 429,000
Principal Office and Laboratory Space [Member]
Lessee Lease Description [Line Items]
Operating leases, weighted average remaining lease term	8 years 3 months 18 days		8 years 3 months 18 days		8 years 3 months 18 days
Operating leases, extendable lease term	5 years		5 years		5 years
Operating leases, option to extend lease			an option to extend the lease for up to 5 years		an option to extend the lease for up to 5 years
Operating Lease, existence of option to extend			true		true
Former Headquarters [Member]
Lessee Lease Description [Line Items]
Operating leases, weighted average remaining lease term	10 months 24 days		10 months 24 days		2 years
Research And Development Facility [Member]
Lessee Lease Description [Line Items]
Lease term expiration date					Jun. 30, 2018